FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of financial liabilities

US$ MILLIONS	2023	2022
Current:
Deferred consideration	$81	$84
Interest rate swaps	87	72
Foreign currency forward contracts	29	31
Other financial liabilities	147	203
Total current financial liabilities	$344	$390

Non-current:
Interest rate swaps	$267	$20
Deposit payable	6	—
Foreign currency forward contracts	22	6
Other financial liabilities(1)	2,236	1,651
Total non-current financial liabilities	$2,531	$1,677
(1)Other financial liabilities primarily includes capital provided by non-controlling interest in the form of a shareholder loan.